OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


              Pioneer America Income VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER AMERICA INCOME VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer America Income VCT Portfolio

  Portfolio and Performance Update                                    2

  Portfolio Management Discussion                                     3

  Schedule of Investments                                             4

  Financial Statements                                                6

  Notes to Financial Statements                                      10

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Government and Agency Obligations               95.5%
Collateralized Mortgage Obligations                   1.6%
Temporary Cash Investment                             2.9%

[CHART]

MATURITY DISTRIBUTION
(Effective life as a percentage of total investment portfolio)

0-1 years         30.2%
1-3 years         42.2%
3-4 years          3.2%
4-6 years         12.8%
6-8 years          1.3%
8+ years          10.3%

FIVE LARGEST HOLDINGS
(As a percentage of debt holdings)

  1. U.S. Treasury Notes, 6.5%, 2/15/10                          10.35%
  2. U.S. Treasury Notes, 6.25%, 8/15/23                          3.95
  3. Federal Home Loan Mortgage Corp., 6.25%, 3/1/33              3.94
  4. U.S. Treasury Bonds, 7.25%, 5/15/16                          3.94
  5. U.S. Treasury Notes, 6.375%, 8/15/27                         2.56

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II

                                                   6/30/03         5/1/03
Net Asset Value per Share                          $  10.59        $  10.57

DISTRIBUTIONS PER SHARE                          SHORT-TERM        LONG-TERM
(5/1/03 - 6/30/03)                DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                  $  0.0623      $     -           $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II

The following chart shows the change in value of an investment made in PIONEER AMERICA INCOME VCT PORTFOLIO at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                PIONEER AMERICA        LEHMAN FIXED-RATE                   LEHMAN GOVERNMENT
                INCOME VCT PORTFOLIO   MORTGAGE-BACKED SECURITIES INDEX+   BOND INDEX+
 3/31/1995                 $  10,000                           $  10,000           $  10,000
                           $  10,555                           $  11,098           $  11,302
                           $  10,665                           $  11,693           $  11,615
12/31/1997                 $  11,536                           $  12,802           $  12,727
                           $  12,445                           $  13,694           $  13,981
12/31/1999                 $  12,092                           $  13,947           $  13,667
                           $  13,480                           $  15,505           $  15,477
  12/31/01                 $  14,317                           $  16,779           $  16,598
                           $  15,755                           $  18,246           $  18,506
   6/30/03                 $  16,370                           $  18,536           $  19,181

+ Index comparisons begin 2/28/95. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. The Lehman Brothers Government Bond Index is an unmanaged performance measure of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations of corporate debt guaranteed by the U.S. government. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

CUMULATIVE TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class     6.09%
5 Years           6.60%
1 Year            9.83%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/03 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

A struggling economy, the war in Iraq and concerns about deflation on the part of the Federal Reserve caused market participants to seek the highest quality investments during the first half of the fiscal year for Pioneer America Income VCT Portfolio. As a result, long-term Treasury bonds were among the best performing asset classes. Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that had an impact on the fixed-income market and the Portfolio during the six-month period ended June 30, 2003.

Q: HOW DID THE PORTFOLIO PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2003?

A: For the period, Class II shares of Pioneer America Income VCT Portfolio produced a total return of 3.91% at net asset value. In comparison, the Lehman Brothers Government Bond Fund Index returned 3.63%. The Portfolio's underweighting in Treasury securities and its short duration were mainly responsible for its underperformance relative to the Index. (Expressed in years, duration measures a bond's price sensitivity to changes in interest rates. A shorter duration is usually advantageous when interest rates rise, a longer duration benefits a fund when interest rates decline.) The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index returned 1.59%. Because we emphasized mortgage-backed securities, we were able to provide shareholders with an attractive level of income while maintaining the highest credit quality of AAA. (Quality ratings apply to underlying portfolio securities, not Portfolio shares).

Q: WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A: Uncertainty dominated investor sentiment for most of the period. Global economic growth was weak, and Federal Reserve Chairman Alan Greenspan raised the issue of deflation, which is a reduction in wholesale and consumer prices that usually lasts for several months or years. A deflationary environment could be negative because as prices decline, corporate profits may fall, causing unemployment to rise and a weak economy overall. In this uncertain economic climate, investors sought the relative safety of long-term Treasury securities. The increased demand for Treasuries pushed prices up and yields down to 45-year lows. By mid-June, yields on 5-year Treasuries were just over 2.0%, and yields on 10-year Treasuries were a little over 3.0%. On June 25, 2003, the Fed trimmed the fed funds rate by 0.25%, adding more stimulus to the lackluster economy. (The federal funds rate is the rate of interest that commercial banks charge each other for overnight loans.) Despite the Fed's action, market interest rates rose slightly, as the stock market rallied and investors looked forward to a better economy during the second half of 2003.

   Because mortgage rates are pegged to Treasury indexes, there is a correlation between declines in Treasury yields and mortgage refinancing activity. As yields on Treasury securities fell for most of the period, homeowners refinanced their mortgages in record numbers. The Mortgage Banker Association of America's Refinancing Index rose to about 10,000; in 2002 it was at 6,500. The refinancing boom provided consumers with extra money to spend. As a result, consumer spending was one of the few bright spots in the economy and was largely responsible for the positive, if muted, economic growth over the period.

Q: WHAT STRATEGIES DID YOU USE IN MANAGING THE PORTFOLIO?

A: At 67% of net assets, we maintained the Portfolio's position in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). Like U.S. Treasury securities, GNMAs are backed by the full faith and credit of the U.S. government. (A full faith and credit backing applies to underlying Portfolio securities, not Portfolio shares.) We were reluctant to make a big commitment to long-term Treasury securities because we were concerned that with the growing federal budget deficit Treasury yields are likely to rise and prices decline in the near future. We also disagreed with the Fed about the possibility of deflation. Gold prices rose above $340 an ounce and other commodity prices were at relatively high levels during the six months. In addition, the yield curve remained extremely steep as a result of the Fed's interest-rate cuts. We believe higher commodity prices and the Fed's determination to keep interest rates low over the near term are more indicative of a recovering economy than a deflationary environment. (The yield curve shows the relationship between bond yields and maturity lengths. When the yield curve steepens, or slopes upward, yields on short-term bonds are lower than yields on long-term bonds. An upward slopping yield curve, often referred to as a positive yield curve, demonstrates the more typical relationship between bond yields and maturity lengths.)

   The Portfolio's relatively large allocation to mortgage-backed securities held back performance for two main reasons. First, investors preferred Treasury securities in an uncertain economic climate. Second, investors were concerned about the "prepayment risk" that can affect mortgages. Prepayment risk, the risk that income investors receive from mortgage-backed securities, will decline as homeowners "prepay" their mortgages and refinance them at lower rates.

   To mitigate the effects of prepayment risk, we purchased mortgage securities with coupons in the 5.5% to 6.0% range. We sought pools of mortgages grouped either by states, where mortgages tend to be prepaid at a slower pace, or by issuers that were slow to promote refinancing and to originate new mortgages. We also bought low loan-balance mortgages and newly created mortgages, with the expectation that homeowners would be more reluctant to undertake the refinancing process if they had recently refinanced. We also sold some of the Portfolio's higher-coupon mortgages that were prepaying quickly.

Q: WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

A: There is a great deal of stimulus in the economy. Interest rates are at 40-year lows, the Fed has signaled that it will continue its accommodative monetary policy and may trim interest rates again over the next few months, and new tax cuts should put more money in the pockets of consumers. These factors should be positive for the economy over the next several quarters. We believe the Portfolio is positioned to perform well in this environment, as we expect mortgage-backed securities to outperform Treasuries. Our duration of 2.83 years should ease concerns about future performance when and if the Fed raises interest rates. We believe the Portfolio continues to be appropriate for people seeking an AAA-quality investment and relatively high income in a low-interest rate environment.

   THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

   PRINCIPAL
      AMOUNT                                                               VALUE
              U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS - 95.5%
$    550,000  Federal Farm Credit Bank,
              6.5%, 9/29/06                                        $     628,381
     100,000  Federal Farm Credit Bank,
              5.88%, 9/8/08                                              115,206
     200,000  Federal Farm Credit Bank,
              Medium Term Note,
              6.38%, 11/27/06                                            228,514
     400,000  Federal Home Loan Bank,
              4.53%, 10/30/06                                            432,610
     850,000  Federal Home Loan Bank,
              5.875%, 11/15/07                                           970,183
     300,000  Federal Home Loan Bank,
              5.89%, 6/30/08                                             345,811
   5,453,695  Federal Home Loan Mortgage Corp.,
              6.0%, 5/25/12 to 3/1/33                                  5,654,991
   2,819,762  Federal Home Loan Mortgage Corp.,
              6.5%, 1/1/29 to 7/1/32                                   2,934,721
     140,000  Federal Home Loan Mortgage Corp.,
              6.7%, 1/5/07                                               161,965
     510,236  Federal Home Loan Mortgage Corp.,
              7.0%, 9/1/27 to 4/1/32                                     535,947
     183,950  Federal Home Loan Mortgage Corp.,
              7.5%, 8/1/31                                               195,501
     250,000  Federal National Mortgage Association,
              3.25%, 3/17/08                                             253,391
   1,485,665  Federal National Mortgage Association,
              5.5%, 3/1/18 to 2/1/33                                   1,547,613
   4,167,017  Federal National Mortgage Association,
              6.0%, 12/1/31 to 6/1/33                                  4,332,052
   4,220,979  Federal National Mortgage Association,
              6.5%, 7/1/21 to 8/1/32                                   4,403,045
   1,056,156  Federal National Mortgage Association,
              7.0%, 9/1/18 to 1/1/32                                   1,114,450
      85,041  Federal National Mortgage Association,
              7.5%, 2/1/31                                                90,353
     498,908  Government National Mortgage Association,
              5.5%, 4/15/33                                              520,579
   4,426,498  Government National Mortgage Association,
              6.0%, 10/15/31 to 2/15/33                                4,647,104
   6,900,621  Government National Mortgage Association,
              6.5%, 4/15/17 to 7/15/32                                 7,253,918
   2,421,582  Government National Mortgage Association,
              7.0%, 12/15/25 to 2/15/32                                2,559,149
$    370,491  Government National Mortgage Association,
              7.5%, 10/15/22 to 1/15/32                            $     394,093
     294,704  Government National Mortgage Association I,
              6.0%, 2/15/29                                              309,070
   1,195,029  Government National Mortgage Association I,
              6.5%, 5/15/29 to 5/15/32                                 1,255,351
     324,083  Government National Mortgage Association I,
              7.0%, 11/15/30 to 12/15/30                                 342,417
     114,048  Government National Mortgage Association I,
              7.5%, 1/15/31                                              121,174
     458,677  Government National Mortgage Association II,
              6.5%, 8/20/28 to 9/20/31                                   479,697
     335,877  Government National Mortgage Association II,
              7.0%, 2/20/29                                              353,541
      28,210  Government National Mortgage Association II,
              7.5%, 8/20/27                                               29,845
       8,700  Government National Mortgage Association II,
              8.0%, 8/20/25                                                9,350
     195,369  Government National Mortgage Association,
              REMIC Series 1997-8PM,
              7.0%, 4/16/26                                              197,642
     950,000  Tennesse Valley Authority,
              6.375%, 6/15/05                                          1,039,319
      12,000  Tennesse Valley Authority,
              6.75%, 6/1/28                                              325,320
   1,700,000  U.S. Treasury Bonds,
              7.25%, 5/15/16                                           2,260,867
   1,175,000  U.S. Treasury Bonds,
              6.375%, 8/15/27                                          1,471,917
   4,900,000  U.S. Treasury Notes,
              6.5%, 2/15/10                                            5,944,504
     600,000  U.S. Treasury Notes,
              3.5%, 1/15/11                                              721,089
   1,850,000  U.S. Treasury Notes,
              6.25%, 8/15/23                                           2,266,106
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $54,214,489)                                   $  56,446,786
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL
      AMOUNT                                                               VALUE
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - 1.6%
              GOVERNMENT - 1.6%
$    250,000  Freddie Mac,
              3.2%, 5/21/08                                        $     253,695
     300,000  Freddie Mac,
              5.25%, 11/15/12                                            316,369
     244,476  Freddie Mac,
              6.0%, 4/15/25                                              245,768
     153,197  Fannie Mae,
              5.0%, 8/25/22                                              154,371
                                                                   -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
              (Cost $943,986)                                      $     970,203
                                                                   -------------
              TEMPORARY CASH INVESTMENT - 2.9%

              REPURCHASE AGREEMENT - 2.9%
   1,700,000  Credit Suisse First Boston Group, Inc.,
              1.08% dated 6/30/03, repurchase
              price of $1.700,000 plus accrued
              interest on 7/1/03,
              collateralized by $1,644,000
              U.S. Treasury Bond,
              11.875%, 11/15/03                                    $   1,700,000
                                                                   -------------
              TOTAL TEMPORARY CASH INVESTMENT - 2.9%
              (Cost $1,700,000)                                    $   1,700,000
                                                                   -------------
              TOTAL INVESTMENTS IN SECURITIES - 100%
              (Cost $56,858,475)                                   $  59,116,989
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                     5/1/03
                                                                       TO
CLASS II (a)                                                         6/30/03
                                                                   (UNAUDITED)
Net asset value, beginning of period                                 $ 10.57
                                                                     -------
Increase (decrease) from investment operations:
  Net investment income                                              $  0.05
  Net realized and unrealized loss (gain) on investments                0.03
                                                                     -------
    Net increase (decrease) from investment operations               $  0.08
Distributions to shareowners:
  Net investment income                                                (0.06)
  Net realized gain                                                       --
                                                                     -------
Net decrease (increase) in net asset value                           $  0.02
                                                                     -------
Net asset value, end of period                                       $ 10.59
                                                                     -------
Total return*                                                           3.91%
Ratio of net expenses to average net assets+                            1.05%**
Ratio of net investment income to average net assets+                   0.63%**
Portfolio turnover rate                                                   46%
Net assets, end of period (in thousands)                             $   273
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          1.05%**
  Net investment income                                                 0.63%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.05%**
  Net investment income                                                 0.63%**

(a) Class II shares were first publicly offered May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                      PIONEER
                                                                      AMERICA
                                                                       INCOME
                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (including securities
    loaned of $0) (cost $53,437,014)                               $  59,116,989
  Cash                                                                         -
  Cash held as collateral for futures contracts                           20,142
  Foreign currencies, at value                                                 -
  Receivables -
    Investment securities sold                                                 -
    Fund shares sold                                                     103,915
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                       462,116
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, open-net               -
  Due from Pioneer Investment Management, Inc.                                 -
  Other                                                                      828
                                                                   -------------
      Total assets                                                 $  59,703,990
                                                                   -------------
LIABILITIES:
    Payables -
    Investment securities purchased                                $           -
    Fund shares repurchased                                               73,352
    Dividends                                                                  -
    Upon return for securities loaned                                          -
    Variation margin                                                           -
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts,                        -
  Due to bank                                                                  -
  Due to affiliates                                                       29,695
  Accrued expenses                                                        24,878
  Other -                                                                      -
                                                                   -------------
      Total liabilities                                            $     127,925
                                                                   -------------
NET ASSETS:
  Paid-in capital                                                  $  57,667,425
  Accumulated undistributed/(distributions in excess of)
    net investment income (loss)                                        (176,208)
  Accumulated undistributed net realized gain (loss)                    (173,666)
  Net unrealized gain (loss) on:
    Investments                                                        2,258,514
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                        -
                                                                   -------------
    Total net assets                                               $  57,576,065
                                                                   -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                       $  59,302,693
  Shares outstanding                                                   5,600,495
                                                                   -------------
  Net asset value per share                                        $       10.59
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                       $     273,372
    Shares outstanding                                                    25,819
                                                                   -------------
    Net asset value per share                                      $       10.59

   The accompanying notes are an integral part of these financial statements.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                     PIONEER
                                                                  AMERICA INCOME
                                                                   VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                      ENDED
                                                                     6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                 $            -
  Interest (net of foreign taxes withheld of $0)                       1,428,504
  Income on securities loaned, net                                             -
  Other                                                                        -
                                                                  --------------
    Total investment income                                       $    1,428,504
                                                                  --------------

EXPENSES:
  Management fees                                                 $      179,423
  Transfer agent fees                                                        800
  Distribution fees (Class II)                                                12
  Administrative fees                                                     18,596
  Custodian fees                                                          11,898
  Professional fees                                                       12,879
  Printing                                                                20,387
  Fees and expenses of nonaffiliated trustees                                796
  Miscellaneous                                                            5,024
                                                                  --------------
    Total expenses                                                $      249,815
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                   -
    Less fees paid indirectly                                                  -
                                                                  --------------
    Net expenses                                                  $      249,815
                                                                  --------------
      Net investment income (loss)                                $    1,178,689
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                   $      221,154
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                        -
                                                                  --------------
                                                                  $      221,154
                                                                  --------------
  Change in net unrealized gain or loss from:
    Investments                                                   $     (179,850)
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                        -
                                                                  --------------
                                                                  $     (179,850)
                                                                  --------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                             $       41,304
                                                                  ==============
  Net increase (decrease) in net assets resulting
    from operations                                               $    1,219,993
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER AMERICA INCOME VCT PORTFOLIO            PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                       PIONEER AMERICA INCOME
                                                            VCT PORTFOLIO

                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                      6/30/03          ENDED
                                                    (UNAUDITED)       12/31/02
FROM OPERATIONS:
Net investment income (loss)                       $  1,178,689    $  2,203,726
Net realized gain (loss) on investments                 221,154         144,048
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                        (179,850)      2,378,668
                                                   ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations                    $  1,219,993    $  4,726,442
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                          $ (1,242,443)   $ (2,315,833)
  Class II                                                 (218)              -
Net realized gain
  Class I                                                     -               -
  Class II                                                    -               -
Tax return of capital
  Class I                                                     -               -
  Class II                                                    -               -
                                                   ------------    ------------
    Total distributions to shareowners             $ (1,242,661)   $ (2,315,833)
                                                   ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                   $ 68,813,472    $ 43,606,478
Reinvestment of distributions                         1,242,658       2,315,834
Cost of shares repurchased                          (80,008,176)    (16,163,107)
                                                   ------------    ------------
    Net increase (decrease) in net assets
      resulting from fund share transactions       $ (9,952,046)   $ 29,759,205
                                                   ------------    ------------
    Net increase (decrease) in net assets          $ (9,974,714)   $ 32,169,814
                                                   ------------    ------------

NET ASSETS:
Beginning of period                                $ 69,550,779    $ 37,380,965
                                                   ------------    ------------
End of period                                      $ 59,576,065    $ 69,550,779
                                                   ============    ============
Accumulated undistributed/(distributions
  in excess of) net investment income (loss)       $   (176,208)   $   (112,236)
                                                   ============    ============

   The accompanying notes are an integral part of these financial statements.

PIONEER AMERICA INCOME VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio
     (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Value VCT Portfolio
     (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of America Income Trust Portfolio is to seek a high level of current income as consistent with preservation of capital..

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments and securities held by Money Market Portfolio are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, America Income Trust VCT Portfolio had a capital loss carryforward of $382,424, which will expire between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $4,502 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                                  PIONEER
                                                               AMERICA INCOME
                                                            TRUST VCT PORTFOLIO
                                                                    2002
---------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                                 $  2,315,833
Long-Term capital gain                                                     -
                                                                ------------
                                                                $  2,315,833
Return of Capital                                                          -
                                                                ------------
  Total distributions                                           $  2,315,833
                                                                ------------
DISTRIBUTABLE EARNINGS
(ACCUMULATED LOSSES):
Undistributed ordinary income                                   $        626
Undistributed long-term gain                                               -
Unrealized appreciation/depreciation                               2,317,608
                                                                ------------
  Total                                                         $  2,318,234
                                                                ============

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

C. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. All Dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loans will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.55% of the Portfolios' average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $29,576 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $119 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. At June 30, 2003, no distribution fees were payable to PFD.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                   GROSS        GROSS         NET APPRECIATION/
                                   TAX COST    APPRECIATION  DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
America Income Trust Portfolio   $ 56,979,231   $ 2,147,876   $ (10,118)      $ 2,137,758

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $554,257,600 and $563,192,275, respectively.

The cost of purchases and the proceeds from sales of long-term U.S. Government obligations for the six months ended June 30, 2003, were $14,587,138 and $24,848,786, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

AMERICA INCOME PORTFOLIO           03 SHARES       03 AMOUNT       02 SHARES       02 AMOUNT
-----------------------------------------------------------------------------------------------
CLASS I:
Shares sold                        6,651,196    $ 68,540,203       4,195,455    $ 43,606,478
Reinvestment of distributions        117,370       1,242,443         223,921       2,315,834
Shares repurchased                (7,737,639)    (80,008,123)     (1,564,808)    (16,163,107)
                                ------------    ------------    ------------    ------------
  Net increase (decrease)           (969,073)   $(10,225,477)      2,854,568    $ 29,759,205
                                ============    ============    ============    ============
CLASS II:
Shares sold                           25,804    $    273,269               -    $          -
Reinvestment of distributions             20             215               -               -
Shares repurchased                        (5)            (53)              -               -
                                ------------    ------------    ------------    ------------
  Net increase                        25,819    $    273,431               -    $          -
                                ============    ============    ============    ============

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13971-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.